Material accounting policies - Additional Information (Details)	Dec. 31, 2023 item
Statement [Line Items]
Depreciated period of exploration and evaluation	5 years
Conversion ratio of cubic feet natural gas to one barrel of oil equivalent	6
Bottom of range [member]
Statement [Line Items]
Equity settled awards issued period of Vermilion Incentive Plan, Period	1 year
Top of range [member]
Statement [Line Items]
Equity settled awards issued period of Vermilion Incentive Plan, Period	3 years